RESERVES - Terms and Conditions of Restricted Stock Units (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units
Terms and conditions of restricted stock units [Abstract]
Number of shares converted upon vesting (in shares)	1
Number of shares vest upon achieving service based condition (in shares)	1,540,516	1,639,496	341,461
Director Restricted Share Unit, Expiring December 23, 2026
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	118,875
Director And Employee Restricted Share Unit, Expiring December 31, 2026
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,095,330
Director Restricted Share Unit, Expiring December 5, 2027
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	135,044
Employee Restricted Share Unit, Expiring December 31, 2027
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	16,755
Employee Restricted Share Unit, Expiring March 2, 2028
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	20,820
Employee Restricted Share Unit, Expiring April 2, 2028
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	15,500
Director Restricted Share Unit, Expiring December 16, 2028
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	141,620
Employee Restricted Share Unit, Expiring December 31, 2028
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	242,985
Director And Employee Restricted Share Unit, Expiring April 10, 2029
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,637,975
Employee Restricted Share Unit, Expiring December 31, 2029
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	476,734
Employee Restricted Share Unit, Expiring April 2, 2030
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	209,032